FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Mar. 31, 2026
Financial instruments [Abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	FINANCIAL INSTRUMENTS AND RISK MANAGEMENTSummary of financial instruments:Categories of financial instruments: The carrying values of the Company's financial instruments are classified into the following categories:

As at				March 31, 2026
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$284,957	$—	$284,957
Trade accounts receivable	—	504,577	—	504,577

Financial liabilities:
Bank indebtedness	—	(6,744)	—	(6,744)
Trade accounts payable and accrued liabilities	—	(508,223)	—	(508,223)
Long-term debt	—	(1,274,725)	—	(1,274,725)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(2,723)	—	—	(2,723)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(1,152)	(1,152)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(20,406)	(20,406)
Interest rate swap instruments – loss (iii)	(1,322)	—	(1,384)	(2,706)

As at				March 31, 2025
	Fair value through profit or loss	Amortized cost	Fair value through other comprehensive income	Total carrying value
Financial assets:
Cash and cash equivalents (i)	$—	$225,947	$—	$225,947
Trade accounts receivable	—	696,079	—	696,079

Financial liabilities:
Bank indebtedness	—	(27,271)	—	(27,271)
Trade accounts payable and accrued liabilities	—	(543,978)	—	(543,978)
Long-term debt	—	(1,543,678)	—	(1,543,678)

Derivative instruments:
Held for trading derivatives that are not designated in hedge accounting relationships – loss (ii)	(6,823)	—	—	(6,823)
Derivative instruments in designated hedge accounting relationships – loss (ii)	—	—	(12,255)	(12,255)
Cross-currency interest rate swap instruments – loss (iii)	—	—	(6,192)	(6,192)
Interest rate swap instruments – loss (iii)	—	—	(6,534)	(6,534)
(i) Cash and cash equivalents is in the form of deposits on demand with major financial institutions. Cash equivalents were $nil at March 31, 2026 and March 31, 2025.

(ii) The current portion of derivative financial instruments in a gain position are included in deposits, prepaids and other assets, and derivative financial instruments in a loss position are included in accounts payable and accrued liabilities, while the long term portion is included in other long-term assets or other long-liabilities on the consolidated statements of financial position.

(iii) The current portion of the cross-currency interest rate swap and interest rate swap instruments in a gain position are included in deposits, prepaids and other assets, while the long term portion is included in other assets on the consolidated statements of financial position. The cross-currency interest rate swap and interest rate swap instruments in a loss position are included in other long-term liabilities on the consolidated statements of financial position. Interest rate swap instruments recorded through fair value through profit or loss are instruments that are not designated in hedge accounting relationships.

During the years ended March 31, 2026 and March 31, 2025, there were no changes in the classification of financial assets as a result of a change in the purpose or use of those assets.
Fair value measurements: The following table summarizes the Company's financial instruments that are carried or disclosed at fair value and indicates the fair value hierarchy that reflects the significance of the inputs used in making the measurements:

As at					March 31 2026
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(2,723)	$—	$(2,723)	$—	$(2,723)
Derivative instruments in designated hedge accounting relationships	(1,152)	—	(1,152)	—	(1,152)
Cross-currency interest rate swap instruments	(20,406)	—	(20,406)	—	(20,406)
Interest rate swap instruments	(2,706)	—	(2,706)	—	(2,706)
Disclosed at fair value:
Long-term debt	(1,274,725)	—	(1,264,086)	—	(1,264,086)

As at					March 31 2025
	Carrying value	Level 1	Level 2	Level 3	Fair value total
Measured at fair value:
Held for trading derivatives that are not designated in hedge accounting relationships	$(6,823)	$—	$(6,823)	$—	$(6,823)
Derivative instruments in designated hedge accounting relationships	(12,255)	—	(12,255)	—	(12,255)
Cross-currency interest rate swap instruments	(6,192)	—	(6,192)	—	(6,192)
Interest rate swap instruments	(6,534)	—	(6,534)	—	(6,534)
Disclosed at fair value:
Long-term debt	(1,543,678)	—	(1,505,614)	—	(1,505,614)

The estimated fair values of cash and cash equivalents, accounts receivable, bank indebtedness, accounts payable and accrued liabilities approximate their respective carrying values due to the short period to maturity. The estimated fair value of long-term debt borrowings under the senior secured credit facility (the "Credit Facility") and other facilities approximates the carrying value due to interest rates approximating current market values. The estimated fair value of the long-term debt reflects the trading price of the CAD senior unsecured notes (the "CAD Senior Notes"), and the U.S. Senior Notes as at March 31, 2026 and March 31, 2025.

Derivative financial instruments are carried at fair value. The fair value of the Company's derivative instruments is estimated using a discounted cash flow technique incorporating inputs that are observable in the market or can be derived from observable market data. The derivative contract counterparties are highly rated multinational financial institutions.

During the years ended March 31, 2026 and March 31, 2025, there were no transfers between Level 1 and Level 2 fair value measurements.
Risks arising from financial instruments and risk management:
The Company manages its market risk through the use of various financial derivative instruments. The Company uses these instruments to mitigate exposure to fluctuations in foreign exchange rates. The Company's strategy, policies and controls are designed to ensure that the risks it assumes comply with the Company's internal objectives and its risk tolerance. The Company does not enter into derivative financial agreements for speculative purposes. As such, any change in cash flows associated with derivative instruments is designed to be offset by changes in cash flows of the relevant risk being hedged.

When appropriate, the Company applies hedge accounting. Hedging does not guard against all risks and is not always effective. The Company may recognize financial losses as a result of volatility in the market values of these contracts. The fair values of these instruments represent the price that would be received to sell the asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. The fair value of these derivatives is determined using valuation techniques such as discounted cash flow analysis. The valuation technique incorporates all factors that would be considered in setting a price, including the Company's own credit risk as well as the credit risk of the counterparty.

Foreign currency risk
The Company transacts business in multiple currencies, the most significant of which are the Canadian dollar, the U.S. dollar and the Euro. As a result, the Company has foreign currency exposure with respect to items denominated in foreign currencies that may have an impact on operating results and cash flows. The types of foreign exchange risk can be categorized as follows:

Translation exposure
Each foreign operation's assets and liabilities are translated from the subsidiary's functional currency into Canadian dollars using the exchange rates in effect at the consolidated statement of financial position date. Unrealized translation gains and losses are deferred and included in accumulated other comprehensive income. The cumulative currency translation adjustments are recognized in income (loss) when there has been a reduction in the net investment in the foreign operations.

Foreign currency risks arising from the translation of assets and liabilities of foreign operations into the Company's functional currency are hedged under certain circumstances. The Company has assessed the net foreign currency exposure of operations relative to their own functional currency. A fluctuation of +/- 5% in the Euro, and U.S. dollar, provided as an indicative range in a volatile currency environment, would, everything else being equal, have an effect on accumulated other comprehensive income for the year ended March 31, 2026 of approximately +/- $56,887 and $30,669, respectively (2025 +/- $14,148 and $34,635), and on income (loss) before income taxes for the year ended March 31, 2026 of approximately +/- $5,998 and $3,156, respectively (2025 +/- $7,291 and $13,978).

Foreign-currency-based earnings are translated into Canadian dollars each period at prevailing rates. As a result, fluctuations in the value of the Canadian dollar relative to these other currencies will impact reported net income (loss).

Transaction exposure
The Company generates significant revenues in foreign currencies, which exceed the natural hedge provided by purchases of goods and services in those currencies. The Company's risk management objective is to reduce cash flow risk related to foreign currency-denominated cash flows. In order to manage foreign currency exposure in subsidiaries that have transaction exposure in currencies other than the subsidiary's functional currency, the Company enters into forward foreign exchange contracts. The timing and amount of these forward foreign exchange contracts are estimated based on existing customer contracts on hand or anticipated, current conditions in the Company's markets and the Company's past experience. As such, there is not a material transaction exposure.

The Company's U.S. Senior Notes are translated into Canadian dollars at the foreign exchange rate in effect at the consolidated statement of financial position date. As a result, the Company is exposed to foreign currency translation gains and losses. The Company uses cross-currency interest rate swaps as derivative financial instruments to hedge a portion of its foreign exchange risk related to the U.S. Senior Notes. The balance of the Senior Notes is designated as a hedge of the U.S. dollar-denominated net investment in foreign operations.

Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

In relation to its debt financing, the Company is exposed to changes in interest rates, which may impact the Company's borrowing costs. Floating rate debt exposes the Company to fluctuations in short-term interest rates. The Company manages interest rate risk on a portfolio basis and seeks financing terms in individual arrangements that are most advantageous taking into account all relevant factors, including credit margin, term and basis. The risk management objective is to minimize the potential for changes in interest rates to cause adverse changes in cash flows to the Company. As at March 31, 2026, $206,744 or 16.0% (March 31, 2025 - $479,519 or 30.0%) of the Company's total debt is subject to movements in floating interest rates. A +/- 1% change in interest rates in effect for the fiscal year would, all things being equal, have an impact of +/- $2,067 on income (loss) before income taxes for the year ended March 31, 2026 (March 31, 2025 +/- $4,795).

Credit risk
Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to credit risk consist mainly of cash and cash equivalents, accounts receivable, contract assets and derivative financial instruments. The carrying values of these assets represent management's assessment of the associated maximum exposure to such credit risk. Cash and cash equivalents are held by major financial institutions. Substantially all of the Company's trade accounts receivable and contract assets are due from customers in a variety of industries and, as such, are subject to normal credit risks from their respective industries. The Company regularly monitors customers for changes in credit risk. The Company does not believe that any single industry or geographic region represents significant credit risk. Credit risk concentration with respect to trade receivables is mitigated by the Company's client base being primarily large, multinational customers and a portion of these balances being insured by a third party.

Trade receivables – aged by due date as at	March 31 2026	March 31 2025
Current	$384,583	$594,154
1 – 30 days	53,026	31,548
31 – 60 days	14,980	18,521
61 – 90 days	8,112	8,141
Over 90 days	59,560	52,891
Total	$520,261	$705,255
The movement in the Company's allowance for doubtful accounts for the years ended March 31 was as follows:

	2026	2025
Balance, at April 1	$9,176	$6,241
Provision for doubtful accounts	5,460	2,722
Amounts written off	(798)	(536)
Recoveries	(611)	(239)
Exchange and other adjustments	2,457	988
Balance, at March 31	$15,684	$9,176

The Company minimizes credit risk associated with derivative financial instruments by only entering into derivative transactions with highly rated multinational financial institutions, in order to reduce the risk of counterparty default. The Company reviews counterparty credit ratings on a regular basis and sets credit limits when deemed necessary.

Liquidity risk
Liquidity risk is the risk that the Company may encounter difficulties in meeting obligations associated with financial liabilities. The Company's process for managing liquidity risk includes ensuring, to the extent possible, that it will have sufficient liquidity to meet its liabilities when they become due. The Company requires authorizations for expenditures on projects and prepares annual capital expenditure budgets to assist with the management of capital. The Company's trade accounts payable primarily have contractual maturities of less than 90 days, and the contractual cash flows equal their carrying values.

Trade payables – aged by due date as at	March 31 2026	March 31 2025
1 – 30 days	$180,277	$189,242
31 – 60 days	23,500	35,959
61 – 90 days	15,159	21,209
Over 90 days	16,350	20,769
Total	$235,286	$267,179

As at March 31, 2026, the Company was holding cash and cash equivalents of $284,957 (March 31, 2025 - $225,947) and had unutilized lines of credit of $951,097 (March 31, 2025 - $683,535). The Company expects that continued cash flows from operations in fiscal 2027, together with cash and cash equivalents on hand and available credit facilities, will be more than sufficient to fund its requirements for investments in working capital, property, plant and equipment and strategic investments including some potential acquisitions, and that the Company's credit ratings provide reasonable access to capital markets to facilitate future debt issuance.

The Company's long-term debt obligations and scheduled interest payments are presented in note 16.
Hedge accounting and risk management contracts:
Cash flow hedges - foreign currency risk of forecasted purchases and sales
The Company manages foreign exchange risk on its highly probable forecasted revenue and purchase transactions denominated in various foreign currencies. The Company has identified foreign exchange fluctuation risk as the hedged risk. To mitigate the risk, forward currency contracts are designated as the hedging instrument and are entered into to hedge a portion of the purchases and sales. The forward currency contracts limit the risk of variability in cash flows arising from foreign currency fluctuations.
The Company has established a hedge ratio of 1:1 for all of its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness.

Cash flow hedges - foreign currency risk on foreign-currency-denominated Senior Notes
The Company uses cross-currency interest rate swaps as derivative financial instruments to hedge a portion of its foreign exchange risk related to its U.S. Senior Notes. The Company has established a hedge ratio of 1:1 for its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness. The terms of the hedging instruments are described in note 9.

Cash flow hedges - variable for fixed interest rate swaps
The Company uses variable for fixed interest rate swaps to hedge its exposure to fluctuations in variable interest rates. The Company has established a hedge ratio of 1:1 for its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness. The terms of the hedging instruments are described in note 9.

Hedge of Euro-denominated net investment in foreign operations
The Company manages foreign exchange risk on its Euro-denominated net investments. The Company uses a cross-currency interest rate swap as a derivative financial instrument to hedge a portion of the foreign exchange risk related to its Euro-denominated net investment. The Company has established a hedge ratio of 1:1 for all of its hedging relationships. The Company has identified counterparty credit risk as the only potential source of hedge ineffectiveness. The terms of the hedging instruments are described in note 9.

During the years ended March 31, 2026 and March 31, 2025, $nil and loss of $1,502, respectively, was recognized in selling, general and administrative expenses for the ineffective portion of cash flow hedges.

The following table summarizes the Company's outstanding cash flow hedge positions to buy and sell foreign currencies under forward foreign exchange contracts and cross-currency interest rate swaps:

As at							March 31, 2026
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continuing hedges	For discontinued hedges
Derivative hedging instruments (i)
Revenue hedges
U.S. dollars	Canadian dollars	297,947	2,252	—	2,252	2,252	2,252	—
Euros	Canadian dollars	72,864	—	1,915	1,915	1,915	1,915	—
U.S. dollars	Euros	36,603	—	751	751	751	751	—
Euros	Czech Koruna	1,058	—	26	26	26	26	—
U.S. dollars	Czech Koruna	15,285	—	455	455	455	455	—

Purchase hedges
Euros	U.S. dollars	11,135	—	257	257	257	257	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	243,460	—	2,013	(5,952)	(5,952)	2,013	—
Canadian dollars	Euros	265,848	—	18,393	(8,262)	(8,262)	18,393	—

Interest rate swap instruments (ii)
Variable rate	Fixed rate	150,000	—	1,384	1,883	1,883	1,384	—

As at							March 31, 2025
			Carrying amount		Hedging instrument	Hedged item	Cash flow hedge reserves
Item sold	Item bought	Nominal amount (in CAD)	Assets	Liabilities	Changes in fair value used for calculating hedge ineffectiveness	Changes in fair value used for calculating hedge ineffectiveness	For continued hedges	For discontinued hedges
Derivative hedging instruments (i)
Revenue hedges
U.S. dollars	Canadian dollars	389,289	—	7,181	7,181	7,181	7,181	—
Euros	Canadian dollars	155,877	—	5,016	5,016	5,016	5,016	—
U.S. dollars	Euros	8,734	29	—	29	29	29	—
Euros	U.S. dollars	9,415	—	271	271	271	271	—
Euros	Czech Koruna	622	6	—	6	6	6	—

Purchase hedges
Euros	U.S. dollars	11,175	29	—	29	29	29	—
U.S. dollars	Canadian dollars	5,193	21	—	21	21	21	—
Euros	Canadian dollars	3,043	128	—	128	128	128	—

Cross-currency interest rate swap instruments (ii)
U.S. dollars	Canadian dollars	251,790	3,939	—	(13,265)	(13,265)	3,939	—
Canadian dollars	Euros	257,284	—	10,131	3,970	3,970	10,131	—

Interest rate swap instruments (ii)
Variable rate	Fixed rate	300,000	—	6,534	(7,732)	(7,732)	6,534	—

(i) Derivative hedging instruments in a gain position are included in deposits, prepaids and other assets, and derivative hedging instruments in a loss position are included in accounts payable and accrued liabilities on the consolidated statements of financial position.
(ii) The current portion of the cross-currency interest rate swap and interest rate swap instruments in a gain position are included in deposits, prepaids and other assets, and the long term portion is included in other assets on the consolidated statements of financial position. The cross-currency interest rate swap and interest rate swap instruments in a loss position are included in other long-term liabilities on the consolidated statements of financial position.

On March 16, 2026, the Company discontinued hedge accounting for $150,000 of the $300,000 notional amount outstanding on the interest rate swap instruments in the prior year, due to a repayment of the hedged item. The impact of the discontinuation of hedge accounting is described in note 9.

As at March 31, 2026, the Company is holding the following forward foreign exchange contracts to hedge the exposure on its revenues and purchases:

As at										March 31, 2026
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
U.S. dollars	Canadian dollars	63,933	1.400	62,896	1.398	54,257	1.398	47,301	1.378	69,560	1.374
Euros	Canadian dollars	10,956	1.453	14,472	1.496	14,472	1.578	20,904	1.624	12,060	1.633
U.S. dollars	Euros	11,117	0.840	7,202	0.849	9,153	0.841	4,577	0.842	4,554	0.831
Euros	Czech Koruna	743	23.845	315	24.387	—	—	—	—	—	—
U.S. dollars	Czech Koruna	11,369	20.572	2,226	20.610	1,690	20.614	—	—	—	—

Purchase hedges
Euros	U.S. dollars	3,079	1.183	3,039	1.187	2,508	1.195	2,509	1.199	—	—

As at										March 31, 2025
		Less than 3 months		3 to 6 months		6 to 9 months		9 to 12 months		1 to 2 years
Currency sold	Currency bought	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate	Nominal amount	Average hedged rate
Revenue hedges
Euros	U.S. dollars	8,092	1.054	1,323	1.058	—	—	—	—	—	—
U.S. dollars	Canadian dollars	48,977	1.370	48,847	1.369	41,006	1.388	56,221	1.406	194,238	1.397
Euros	Canadian dollars	38,633	1.517	31,342	1.515	34,548	1.511	18,674	1.500	32,680	1.495
U.S. dollars	Euros	7,032	0.922	1,122	0.926	—	—	484	0.946	97	0.941
Euros	Czech Koruna	467	25.220	156	25.230	—	—	—	—	—	—

Purchase hedges
U.S. dollars	Canadian dollars	5,193	1.428	—	—	—	—	—	—	—	—
Euros	U.S. dollars	2,949	1.081	2,910	1.088	2,795	1.092	2,521	1.098	—	—
Euros	Canadian dollars	3,403	1.496	—	—	—	—	—	—	—	—
The following summarizes the Company's amounts included in other comprehensive income that relate to hedge accounting:

As at				March 31, 2026
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$11,539	$—	$(6,871)	Revenues
Purchase hedges	(435)	—	1,062	Cost of revenues
Cross-currency interest rate swap	2,378	—	—	Net finance costs
Interest rate swap instrument	3,328	—	(1,367)	Net finance costs

As at				March 31, 2025
Cash flow hedges	Change in the value of the hedging instrument recognize in OCI gain (loss)	Hedge ineffectiveness recognized in profit or loss	Amount reclassified from the cash flow hedge reserve to profit or loss gain (loss)	Line item affected in profit or loss because of the reclassification
Foreign exchange risk:
Revenue hedges	$(14,744)	$—	$(3,529)	Revenues
Purchase hedges	199	—	(91)	Cost of revenues
Cross-currency interest rate swap	(3,839)	500	—	Net finance costs
Interest rate swap instrument	(7,732)	—	—	Net finance costs

Instruments not subject to hedge accounting
As part of the Company's risk management strategy, forward contract derivative financial instruments are used to manage foreign currency exposure related to the translation of foreign currency net assets to the subsidiary's functional currency. As these instruments have not been designated as hedges, the change in fair value is recorded in selling, general and administrative expenses in the consolidated statements of income (loss).

For the year ended March 31, 2026, the Company recorded risk management losses of $8,094 (losses of $24,117 for the year ended March 31, 2025) on foreign currency risk management forward contracts in the consolidated statements of income (loss). Included in these amounts were unrealized losses of $2,695 (losses of $6,823 during the year ended March 31, 2025), representing the change in fair value. In addition, during the year ended March 31, 2026, the Company realized losses in foreign exchange of $5,399 (losses of $17,294 during the year ended March 31, 2025), which were settled.